Organization and Description of the Business (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Aug. 31, 2012	Dec. 31, 2011
Organization and description of the business (Textual) [Abstract]
Previous number of operating segments		3
Number of operating segments		4
Pre-tax loss on stock trade	$ (446.5)
Proceeds from issuance of convertible preferred stock	$ 400